AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 2011

                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                                 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 124                       [X]

                                      AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF1940        [ ]
                              AMENDMENTNO. 126                               [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

     Registrant's Telephone Number, including Area Code     (800) 932-7781

                                  Mike Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                         Christopher D.Menconi, Esquire
Morgan, Lewis & Bockius LLP                       Morgan, Lewis &Bockius LLP
1701 Market Street                                1111 PennsylvaniaAve., NW
Philadelphia, Pennsylvania 19103                  Washington, DC 20004

   It is proposed that this filing become effective (check appropriate box):

         [X]  Immediately  upon  filing  pursuant  to  paragraph  (b)
         [ ]  On  [date]  pursuant  to  paragraph  (b)
         [ ]  60  days  after  filing  pursuant  to  paragraph  (a)(1)
         [ ]  On  [date]  pursuant  to  paragraph  (a)(1)
         [ ]  75  days  after  filing  pursuant  to  paragraph  (a)(2)
         [ ]  On [date] pursuant to paragraph (a) of Rule 485

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 124 relates solely to the Clear River Fund, Champlain Mid Cap Fund, Champlain Small Company Fund, Frost Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Strategic Balanced Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Small Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, Frost Diversified Strategies Fund, Frost Natural Resources Fund, GRT Value Fund, GRT Absolute Return Fund, and Reaves Select Research Fund.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 124 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of December, 2011.

                                              THE ADVISORS' INNER CIRCLE FUND II

                                              By:            *
                                              ----------------------------------
                                              Mike Beattie, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

           *                               Trustee                          December 16, 2011
------------------------
 Charles E. Carlbom

            *                              Trustee                          December 16, 2011
------------------------
 John K. Darr

            *                              Trustee                          December 16, 2011
------------------------
 William M. Doran
                                           Trustee                          December 16, 2011
------------------------
 Joseph T. Grause, Jr.

             *                             Trustee                          December 16, 2011
------------------------
 Mitchell A. Johnson

             *                             Trustee                          December 16, 2011
------------------------
 Betty L. Krikorian

             *                             Trustee                          December 16, 2011
------------------------
 Robert A. Nesher

                                           Trustee                          December 16, 2011
------------------------
 Bruce Speca

             *                             Trustee                          December 16, 2011
------------------------
 James M. Storey

             *                             Trustee                          December 16, 2011
------------------------
 George J. Sullivan, Jr.

             *                             President                        December 16, 2011
------------------------
 Mike Beattie

             *                             Treasurer, Controller            December 16, 2011
------------------------                   & Chief Financial Officer
Michael Lawson

*By: /s/ Dianne M. Sulzbach
     ---------------------- --------------------------
     Dianne M. Sulzbach, pursuant to Power of Attorney


                                 EXHIBIT INDEX


Exhibit Number                  Description
--------------                  -----------

EX-101.INS                  XBRL  Instance  Document

EX-101.SCH                  XBRL  Taxonomy  Extension  Schema  Document

EX-101.CAL                  XBRL  Taxonomy  Extension  Calculation  Linkbase

EX-101.DEF                  XBRL  Taxonomy  Extension  Definition  Linkbase

EX-101.LAB                  XBRL  Taxonomy  Extension  Labels  Linkbase

EX-101.PRE                  XBRL  Taxomony  Extension  Presentation  Linkbase